Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 59,082	$ 148,628
Accounts receivable	41,100
Inventory	11,000
Prepaid expenses	44,016	228,661
Total assets	155,198	377,289
Current liabilities:
Accounts payable and accrued liabilities	1,501,322	1,342,872
Promissory notes payable to related parties	3,091,966	3,091,966
Promissory notes payable	2,163,368	2,163,368
Interest payable	5,170,149	4,662,731
Lines of credit from related parties	17,956,033	15,828,155
Loan payable to related parties	2,188,515
Total current liabilities	32,071,353	27,089,092
Long-term liabilities:
Loan payable to related parties		1,842,982
Total liabilities	32,071,353	28,932,074
Shareholders’ Deficit
Ordinary shares	30,912,769	28,040,825
Additional paid-in capital	57,280,320	56,032,129
Accumulated other comprehensive income (loss) – cumulative translation differences	(844)	6,147
Accumulated deficit	(120,108,400)	(112,633,886)
Total shareholders’ deficit	(31,916,155)	(28,554,785)
Total liabilities and shareholders’ deficit	$ 155,198	$ 377,289